Other income, net (Tables)	12 Months Ended
Mar. 31, 2019
Other Income and Expenses [Abstract]
Schedule of Other income
	Year Ended March 31,
	2017	2018	2019
	$ in thousands	$ in thousands	$ in thousands

Gain on disposal of property, plant and equipment	—	—	5
Gain on disposal of intangible assets	79	—	—
Gain from deregistration of subsidiaries	22	—	—
Other gains	453	342	103

Other income, net	554	342	108